RELATED PARTY TRANSACTIONS - Narrative (Details)			1 Months Ended
	May 01, 2026 USD ($)	Mar. 20, 2026 USD ($) ft²	May 31, 2026 USD ($)
Amer Sports Asia Services Limited
Disclosure of transactions between related parties [line items]
Nominal consideration	$ 1
Contract period agreement	1 year
Extension period	1 year
Lease, notice period	90 days
Reimbursement amount			$ 1,600,000
Entity controlled by a member of the board of directors of Amer Sports, Inc.
Disclosure of transactions between related parties [line items]
Extension period		5 years
Area of real estate property | ft²		21,100
Entity controlled by a member of the board of directors of Amer Sports, Inc. | Bottom of range
Disclosure of transactions between related parties [line items]
Future minimum payments		$ 600,000
Entity controlled by a member of the board of directors of Amer Sports, Inc. | Top of range
Disclosure of transactions between related parties [line items]
Future minimum payments		$ 800,000